Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions
Schedule of key management personnel compensation
	Three months		Six months
	ended June 30,		ended June 30,
	2023	2022	2023	2022

Salaries and bonus	20,000	60,000	120,000	360,000
Short-term employee benefits	495	598	987	1,181
Stock-based compensation	-	349,259	-	411,526

	$20,495	$409,857	$120,987	772,707